Staff Costs and Employee Information - Schedule of Payroll Costs of the Employees (Details) - USD ($) $ in Thousands		6 Months Ended
		Jun. 30, 2026	Jun. 30, 2025
Schedule of Payroll Costs of the Employees [Abstract]
Wages and salaries	[1]	$ 10,361	$ 8,324
Share-based payments (Note 34)	[2]	1,193
Pension		627	572
Social security contributions and similar taxes		387	482
Total		$ 12,568	$ 9,378

[1]	Included in wages and salaries for the six months ended June 30, 2026 is US$2.6m of one-time restructuring costs. These costs primarily relate to the Company's restructuring activities and are not expected to recur.
[2]	Refer to note 29 for further details.